Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories	Inventories as at December 31 were comprised of:

	2017	2016
Finished products	$260	$269
Intermediate products	202	174
Raw materials	62	75
Materials and supplies	264	250

	$788	$768

Summary of Items Affecting Cost of Goods Sold

The following items affected cost of goods sold during the year:

	2017	2016	2015
Expensed inventories before the following items	$2,791	$2,712	$3,233
Reserves, reversals and writedowns of inventories	44	31	11

	$2,835	$2,743	$3,244